RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF COMPENSATION TO KEY MANAGEMENT PERSONNEL

Compensation to key management personnel were as follows:

	2024	2023	2022

Salaries	$2,435,726	$2,245,853	$2,244,111
Share-based payments (1)	3,021,067	2,411,669	1,997,891

Total	$5,456,793	$4,657,522	$4,242,002

(1)	Share-based payments are the fair value of options granted to key management personnel and expensed during the various years as calculated using the Black-Scholes model.